ACQUISITION (Details) - USD ($) shares in Millions, $ in Millions		14 Months Ended
	Feb. 28, 2017	Feb. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 27, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired			$ 615.1	$ 664.1		$ 652.0
Exploration and evaluation assets			47.3	474.6
Current liabilities			(227.2)	(231.1)
Other non-current liabilities			$ (13.1)	$ (0.2)
Merrex Gold Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 27.5
Transaction costs	0.2
Cash and cash equivalents acquired	0.1
Exploration and evaluation assets	36.6
Current liabilities	(3.9)
Other non-current liabilities	(0.4)
Assets (liabilities)	32.3
Issuance of common shares	$ 27.4
Merrex Gold Inc.
Disclosure of detailed information about business combination [line items]
Merrex Siribaya Project ownership percentage					50.00%
Siribaya Project ownership percentage	100.00%				50.00%
Number of shares issued as consideration	6.9
Consideration transferred	$ 27.5
Transaction costs	0.2
Cash and cash equivalents acquired	$ 0.1
Initial investment					$ 4.8
Number of shares in entity held by entity or by its subsidiaries or associates					45.8
Merrex Gold Inc. | Merrex Gold Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		23.00%